BLACKROCK FUNDSSM

BLACKROCK MANAGED VOLATILITY PORTFOLIO

(the "Fund")

Supplement dated May 31, 2013
to the Prospectus of the Fund, dated January 28, 2013

Effective immediately, the following changes are made to the Fund's Prospectus:

The section in the Prospectus of the Fund entitled "Fund Overview — Performance Information" is supplemented as follows:

Effective May 31, 2013, the Fund's customized performance benchmark against which the Fund measures its performance is changed from the MSCI All Country World Index (60%)/Citigroup World Government Bond Index (hedged into USD) (40%) to the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%). Fund management believes that this change in the weightings of the customized performance benchmark more accurately reflects the investment strategy of the Fund.

For the one-, five- and ten-year periods ended December 31, 2012, the average annual total returns for the MSCI All Country World Index (50%)/Citigroup World Government Bond Index (hedged into USD) (50%) were 10.45%, 2.40% and 6.67%, respectively.